MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	MFA 2025-NQM2
Start - End Dates:	10/21/2024 - 4/4/2025
Deal Loan Count:	196

Conditions Report 2.0

Loans in Report:	196
Loans with Conditions:	78

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: LTV/CLTV
70 - Total Satisfied Conditions

32 - Credit Review Scope
7 - Category: Application
1 - Category: Assets
5 - Category: Credit/Mtg History
2 - Category: DTI
5 - Category: Income/Employment
9 - Category: Insurance
2 - Category: Legal Documents
1 - Category: Title
9 - Property Valuations Review Scope
4 - Category: Appraisal
3 - Category: FEMA
2 - Category: Property
29 - Compliance Review Scope
3 - Category: Compliance Manual
2 - Category: Documentation
24 - Category: TILA/RESPA Integrated Disclosure
55 - Total Waived Conditions

43 - Credit Review Scope
1 - Category: Application
2 - Category: Assets
17 - Category: Credit/Mtg History
4 - Category: Income/Employment
10 - Category: LTV/CLTV
9 - Category: Terms/Guidelines
9 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: FEMA
5 - Category: Property
3 - Compliance Review Scope
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: State Rate Spread

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